Mergers and acquisitions - Franklin Financial Network, Inc. - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 15, 2020 USD ($) branch $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill resulting from merger				$ 31,961
Merger costs			$ 34,879
Franklin Financial Network, Inc.
Business Acquisition [Line Items]
Assets assumed in acquisition	$ 3,631,889
Loans assumed in acquisition	2,790,000
Deposits assumed in acquisition	3,121,731
Non-strategic loans assumed in acquisition	$ 326,206
Business acquisition, shares issued (in shares) | shares	15,058,181
Equivalent value of parent stock (in shares) | shares	44,311
Cash consideration paid	$ 31,330
Business acquisition, stock assumed, pre combination service, fair value	$ 674
Business acquisition, share price (dollar per share) | $ / shares	$ 29.52
Business combination, consideration, value	$ 477,830
Measurement period adjustments to loans held-for-sale, deposits and premises and equipment		$ 6,546
Goodwill resulting from merger	$ 67,191		67,191
Merger costs			$ 32,364
Franklin Financial Network, Inc. | Tennessee
Business Acquisition [Line Items]
Number of branches acquired | branch	10